Summary of Significant Accounting Policies - Summary of Gross Billings on Transaction and Service Fee Inclusive of Related Value Added Tax, Before Deduction of Customer Acquisition Incentives (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary Of Accounting Policies [Line Items]
Transaction and service fee, Gross	$ 137,182	$ 67,901	$ 66,023
Customer acquisition incentive	38,081	9,037	7,076
Sales and Marketing Expenses
Summary Of Accounting Policies [Line Items]
Customer acquisition incentive		673	3,588
Lifestyle Loans
Summary Of Accounting Policies [Line Items]
Transaction and service fee, Gross	49,772	58,138	60,469
Consumption Loans
Summary Of Accounting Policies [Line Items]
Transaction and service fee, Gross	87,410	9,763	5,554
Consumption Loan Revenue
Summary Of Accounting Policies [Line Items]
Customer acquisition incentive	$ 38,081	$ 8,364	$ 3,488